--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                   VALUE LINE
                                   CONVERTIBLE
                                   FUND, INC.

                                [LOGO] VALUE LINE
                                    NO-LOAD
                                     MUTUAL
                                     FUNDS

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o NFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Jeffrey D. Geffen
                       VICE PRESIDENT
                       Bradley T. Brooks
                       VICE PRESIDENT
                       George Graham
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.


THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                         #524244

VALUE LINE CONVERTIBLE FUND, INC.

                                                               TO OUR VALUE LINE
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

We are pleased to report that the Value Line Convertible Fund performed better than the unmanaged S&P Index(1) for the six months ended October 31, 2002. This outperformance was due to an overweighting of more defensive and higher credit-rated securities, characterized by better price stability.

                                         SIX MONTHS ENDED
                                         OCTOBER 31, 2002
                                        -----------------
Value Line Convertible Fund .........          -9.68%
S&P 500(1) ..........................         -17.02%

This six-month period was marked by weak equity market performance in which stock indexes fell, in the beginning of October, to levels not approached since 1997 and rebounded somewhat by the end of the month.

Interest rates fell sharply during the period, represented by the benchmark 10-year Treasury note, which saw rates decline from 5.09% at the end of April, to 3.57% in the beginning of October, before rising to 3.89% by the end of that month.

The Fund was modestly hurt by its holdings in industrial issues. It benefited, however, from its holdings in defense, healthcare and financials as well as a reduction in technology issues.

The outlook for the markets is mixed due to uncertainty about the strength of the economic recovery and corporate profits, as well as world military tensions and the continued terrorist threat. As a result of this uncertainty, equity markets have had difficulty mounting a sustainable rally and will, most likely, continue to do so.

Our current strategy is to select lower-risk convertibles with good liquidity and solid credit worthiness that offer favorable prospects for market appreciation. In selecting securities, we will often rely upon the ranking system of the Value Line Convertible Survey.

As always, your confidence in Value Line is appreciated. We look forward to serving your future investment needs.

                                   Sincerely,

                                   /s/ Jean Bernhard Buttner

                                   Jean Bernhard Buttner
                                   CHAIRMAN AND PRESIDENT

December 12, 2002

--------------------------------------------------------------------------------
(1) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

--------------------------------------------------------------------------------
2

                                               VALUE LINE CONVERTIBLE FUND, INC.

CONVERTIBLE FUND, INC. SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economy is continuing to chart an uneven course. Following a strong opening quarter, in which the nation's gross domestic product surged by 5.0%, the second quarter saw the pace of expansion cut back sharply to 1.3%. During the third quarter, GDP growth came in at a comparatively strong 4.0%. Now the economy seems to be slipping again. For example, manufacturing activity continues to contract, albeit at a lesser rate, and the once indomitable housing market is starting to cool in parts of the country. To be sure, the nation's retailers continue to hold their own, and we are experiencing some improvement on the employment front, although it is too early to conclude that a definitive uptrend in the level of non-farm payrolls is at hand.

All told, we project that GDP will increase by 2%, or less, in the final quarter of 2002, with growth then holding at that subdued pace through the winter months. The pace of activity should then step up a notch over the balance of the new year, with help from the succession of interest rate reductions enacted in 2001 and 2002, the likely satisfactory resolution of any possible military conflict with Iraq, and the emergence of the beleaguered capital goods sector from its prolonged slump. We expect GDP growth to average 3%, or better, over the final three quarters of 2003. A healthier rate of earnings growth should accompany this projected acceleration in economic activity.

Inflation, meantime, remains muted, thanks, in part, to continued stable labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery road over the next several years, some modest increases in pricing pressures will emerge. Absent a more vigorous long-term business recovery than we now forecast, or a prolonged rise in oil prices stemming from a surprisingly long conflict in the Middle East, inflation should continue to be held in comparative check through the middle years of this decade. Interest rates, therefore, are likely to remain relatively stable.

PERFORMANCE DATA:*

                                    AVERAGE ANNUAL
                                     TOTAL RETURN
                                   ---------------
 1 year ended 9/30/02 ..........         -8.10%
 5 years ended 9/30/02 .........         +0.18%
10 years ended 9/30/02 .........         +7.49%

--------------------------------------------------------------------------------
* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN INCLUDES DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE AVERAGE ANNUAL TOTAL RETURNS AT OCTOBER 31, 2002 FOR THE ONE-YEAR, FIVE-YEAR AND TEN-YEAR PERIODS WERE -7.99%, 0.94% AND 7.55%, RESPECTIVELY. THE PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------
                                                                               3

VALUE LINE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                    VALUE
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE
  BONDS & NOTES (62.6%)

              ADVERTISING (1.1%)
$ 250,000     Interpublic Group of Companies,
               Inc. 1.800%, 9/16/2004 ................   $ 197,188
  350,000     Young & Rubicam, Inc. 3%,
               1/15/2005 .............................     326,812
                                                         ---------
                                                           524,000

              AEROSPACE/
                DEFENSE (0.6%)
  250,000     L-3 Communications Holdings,
               Inc. 4%, 9/15/2011 ....................     281,562

              AIR TRANSPORTATION (0.4%)
  200,000     Airborne, Inc. 5 3/4%,
               4/1/2007 ..............................     192,000

              APPAREL (1.2%)
1,000,000     Jones Apparel Group, Inc.
               Zero Coupon, 2/1/2021 .................     536,250

              AUTO & TRUCK (0.4%)
  250,000     Navistar Financial Corp.
               4 3/4%, 4/1/2009 ......................     184,062

              AUTO PARTS (0.5%)
  250,000     Tower Automotive, Inc. 5%,
               8/1/2004 ..............................     220,000

              BIOTECHNOLOGY (0.5%)
  250,000     Genzyme Corp. 3%,
               5/15/2021 .............................     224,062

              CABLE TV (0.5%)
  300,000     EchoStar Communications Corp.
               4 7/8%, 1/1/2007 ......................     244,875

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                    VALUE
--------------------------------------------------------------------------------
              COMPUTER SOFTWARE &
                SERVICES (4.7%)
$ 250,000     Affiliated Computer Services,
               Inc. 3 1/2%, 2/15/2006 ................   $ 324,688
  600,000     First Data Corp. 2%, 3/1/2008 ..........     680,250
  500,000     Mercury Interactive Corp.
               4 3/4%, 7/1/2007 ......................     425,625
  200,000     Rational Software Corp.
               5%, 2/1/2007 ..........................     166,000
  250,000     Symantec Corp. 3%,
               11/1/2006 .............................     354,375
  250,000     Veritas Software Corp.
               1.856%, 8/13/2006 .....................     209,687
                                                         ---------
                                                         2,160,625

              DRUG (3.3%)
  600,000     ALZA Corp. Zero Coupon,
               7/28/2020 .............................     507,000
  200,000     Cephalon, Inc. 2 1/2%,
               12/15/2006 ............................     184,750
  200,000     Enzon, Inc. 4 1/2%, 7/1/2008 ...........     139,750
  200,000     IVAX Corp. 4 1/2%,
               5/15/2008 .............................     158,250
  500,000     Teva Pharmaceutical Industries
               Ltd. 1 1/2%, 10/15/2005 ...............     551,250
                                                         ---------
                                                         1,541,000

              E-COMMERCE (0.9%)
  500,000     BEA Systems, Inc. 4%,
               12/15/2006 ............................     411,250

              ELECTRONICS (1.4%)
  400,000     Arrow Electronics, Inc.
               Zero Coupon, 2/21/2021 ................     167,500
  300,000     FEI Company 5 1/2%,
               8/15/2008 .............................     231,000
  500,000     Solectron Corp. Zero Coupon
               11/20/2020 ............................     224,375
                                                         ---------
                                                           622,875

--------------------------------------------------------------------------------
4

                                               VALUE LINE CONVERTIBLE FUND, INC.

                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                    VALUE
--------------------------------------------------------------------------------
              ENTERTAINMENT (2.2%)
$ 550,000     Jacor Communications, Inc.
               Zero Coupon, 2/9/2018 .................   $ 265,375
  500,000     Liberty Media Corp. (convertible
               into Motorola, Inc.) 3 1/2%,
               1/15/2031 .............................     301,250
  450,000     Liberty Media Corp. (convertible
               into Viacom, Inc. Class "B")
               3 1/4%, 3/15/2031 .....................     447,187
                                                         ---------
                                                         1,013,812

              ENVIRONMENTAL (0.4%)
  150,000     Waste Connections, Inc.
               5 1/2%, 4/15/2006 .....................     180,563

              FINANCIAL SERVICES (7.5%)
  400,000     Affiliated Managers Group, Inc.
               Zero Coupon, 5/7/2021 .................     360,000
1,300,000     American International Group,
               Inc. Zero Coupon, 11/9/2031 ...........     828,750
  250,000     Bisys Group, Inc. (The) 4%,
               3/15/2006 .............................     235,000
  800,000     Cendant Corp. Zero Coupon,
               2/13/2021 .............................     495,000
  400,000     IOS Capital LLC 5%,
               5/1/2007* .............................     322,500
1,000,000     Loews Corp. 3 1/8%,
               9/15/2007 .............................     872,500
  350,000     Radian Group, Inc. 2 1/4%,
               1/1/2022 ..............................     344,312
                                                         ---------
                                                         3,458,062

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                           VALUE
--------------------------------------------------------------------------------
              FOREIGN --
                TELECOMMUNICATIONS (1.1%)
$ 450,000     Telefonos de Mexico S.A. de CV
               4 1/4%, 6/15/2004 .....................   $ 520,312

              HOMEBUILDING (0.8%)
  800,000     Lennar Corp. Zero Coupon,
               4/4/2021 ..............................     370,000

              HOTEL/GAMING (2.1%)
  350,000     GTECH Holdings Corp.
               1 3/4%, 12/15/2021 ....................     423,062
  550,000     Hilton Hotels Corp. 5%,
               5/15/2006 .............................     520,438
                                                         ---------
                                                           943,500

              HUMAN RESOURCES (0.9%)
  250,000     Interim Services, Inc. 4 1/2%,
               6/1/2005 ..............................     221,250
  300,000     Manpower, Inc. Zero Coupon
               8/17/2021 .............................     185,625
                                                         ---------
                                                           406,875

              INDUSTRIAL SERVICES (0.3%)
  200,000     Danaher Corp. Zero Coupon
               1/22/2021 .............................     132,000

              INFORMATION SERVICES (1.0%)
  500,000     Getty Images, Inc. 5%,
               3/15/2007 .............................     456,875

              INSURANCE -- PROPERTY/
               CASUALTY (0.9%)
  400,000     PMI Group, Inc. 2 1/2%,
               7/15/2021 .............................     423,000

              MACHINERY (1.0%)
  250,000     Briggs & Stratton Corp. 5%,
               5/15/2006 .............................     262,187

--------------------------------------------------------------------------------
                                                                               5

VALUE LINE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                    VALUE
--------------------------------------------------------------------------------
              MEDICAL SERVICES (3.1%)
$  150,000    Community Health Systems, Inc.
               4 1/4%, 10/15/2008 ....................   $ 152,063
   600,000    Health Management Associates,
               Inc. 1/4%, 8/16/2020 ..................     402,750
   130,000    Laboratory Corp. of America
               Holdings Zero Coupon,
               9/11/2021 .............................      86,450
   250,000    Province Healthcare Co. 4 1/2%,
               11/20/2005 ............................     214,688
   450,000    Quest Diagnostics, Inc 1 3/4%,
               11/30/2021 ............................     269,375
   450,000    Universal Health Services, Inc.
               0.426%, 6/23/2020 .....................     297,562
                                                         ---------
                                                         1,422,888

              MEDICAL SUPPLIES (0.6%)
   300,000    Baxter International, Inc.
               1 1/4%, 6/1/2021 ......................     294,375

              METALS & MINING --
               DIVERSIFIED (0.5%)
   350,000    Inco Ltd. Zero Coupon,
               3/29/2021 .............................     221,375

              NEWSPAPER (0.9%)
   250,000    News America, Inc.,
               Zero Coupon, 2/28/2021 ................     120,000
   400,000    Times Mirror Company,
               Zero Coupon, 4/15/2017 ................     278,000
                                                         ---------
                                                           398,000

              OILFIELD SERVICES/
               EQUIPMENT (1.5%)
   250,000    Diamond Offshore Drilling, Inc.
               1 1/2%, 4/15/2031 .....................     225,000
   250,000    Hanover Compressor Co.
               4 3/4%, 3/15/2008 .....................     188,438
   300,000    Transocean Sedco Forex Inc.
               1 1/2%, 5/15/2021 .....................     268,875
                                                         ---------
                                                           682,313

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                    VALUE
--------------------------------------------------------------------------------
              PETROLEUM --
               INTEGRATED (0.8%)
$  350,000    Kerr-McGee Corp. 5 1/4%,
               2/15/2010 .............................   $ 376,688

              PETROLEUM --
               PRODUCING (0.5%)
   400,000    Anadarko Petroleum Corp.
               Zero Coupon, 3/7/2020 .................     242,000
   200,000    Pogo Producing Company
               5 1/2%, 6/15/2006 .....................     210,250
                                                         ---------
                                                           452,250

              PRECISION
               INSTRUMENT (0.7%)
   350,000    Agilent Technologies, Inc.
               3%, 12/1/2021 .........................     301,875

              RAILROAD (0.4%)
   200,000    CSX Corp. Zero Coupon,
               10/30/2021 ............................     164,250

              RECREATION (1.7%)
   450,000    Carnival Corp. 2%, 4/15/2021 ...........     469,125
   800,000    Royal Caribbean Cruises Ltd.,
               Zero Coupon 5/18/2021 .................     327,000
                                                         ---------
                                                           796,125

              RESTAURANT (0.6%)
   400,000    Brinker International, Inc.
               Zero Coupon, 10/10/2021 ...............     259,500

              RETAIL BUILDING
               SUPPLY (0.9%)
   550,000    Lowe's Companies, Inc.
               Zero Coupon, 2/16/2021 ................     428,313

--------------------------------------------------------------------------------
6

                                               VALUE LINE CONVERTIBLE FUND, INC.

                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                    VALUE
--------------------------------------------------------------------------------
              RETAIL -- SPECIAL
                LINES (2.9%)
$  450,000    AnnTaylor Stores Corp.
               0.550%, 6/18/2019 .....................   $   282,375
   500,000    School Speciality, Inc. 6%,
               8/1/2008 ..............................       525,000
   350,000    Sonic Automotive, Inc.
               5 1/4%, 5/7/2009 ......................       257,688
   350,000    TJX Companies, Inc. (The)
               Zero Coupon, 2/13/2021 ................       287,875
                                                         -----------
                                                           1,352,938

              RETAIL STORE (1.4%)
   300,000    Costco Companies Inc.
               Zero Coupon, 8/19/2017 ................       240,750
   250,000    Kohl's Corp. Zero Coupon,
               6/12/2020 .............................       158,438
   250,000    Penney (J.C.) Co., Inc. 5%,
               10/15/2008 ............................       236,562
                                                         -----------
                                                             635,750

              SECURITIES
                BROKERAGE (0.6%)
   600,000    Legg Mason, Inc. Zero Coupon,
               6/6/2031 ..............................       298,500

              SEMI CONDUCTOR/
                CAPITAL EQUIPMENT
              (0.9%)
   500,000    Lam Research Corp. 4%,
               6/1/2006 ..............................       407,500

              SEMICONDUCTOR (3.8%)
   300,000    ASM Lithography Holding N.V.
               Series 144A, 4 1/4%,
               11/30/2004* ...........................       245,640
   400,000    Analog Devices, Inc. 4 3/4%,
               10/1/2005 .............................       391,500
   250,000    Burr-Brown Corp. 4 1/4%,
               2/15/2007 .............................       248,750
   100,000    Burr-Brown Corp. 4 1/4%,
               2/15/2007 .............................        99,500
   350,000    Cypress Semiconductor Corp.
               4%, 2/1/2005 ..........................       247,188

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                    VALUE
--------------------------------------------------------------------------------
$  250,000    International Rectifier Corp.
               4 1/4%, 7/15/2007 .....................   $   198,750
   150,000    Lattice Semiconductor Corp.
               4 3/4%, 11/1/2006 .....................       121,313
   100,000    NVIDIA Corp. 4 3/4%,
               10/15/2007 ............................        78,875
   150,000    Semtech Corp. 4 1/2%,
               2/1/2007 ..............................       127,125
    15,000    TranSwitch Corp. 4 1/2%,
               9/12/2005 .............................         8,643
                                                         -----------
                                                           1,767,284

              SHOE (1.2%)
   500,000    Reebok International Ltd.
               4 1/4%, 3/1/2021 ......................       529,375

              TELECOMMUNICATIONS
                EQUIPMENT (0.9%)
   250,000    CIENA Corp. 3 3/4%, 2/1/2008 ...........       148,125
   350,000    Juniper Networks, Inc. 4 3/4%,
               3/15/2007 .............................       247,625
                                                         -----------
                                                             395,750

              TELECOMMUNICATION
                SERVICES (2.3%)
 1,000,000    Bell Atlantic Financial Services
               Inc. Series 144A, 4 1/4%,
               9/15/2005* ............................     1,040,000

              TRUCKING/
                TRANSPORTATION
                LEASING (2.3%)
 1,000,000    United Parcel Service, Inc.
               1 3/4%, 9/27/2007 .....................     1,040,000

              WIRELESS
                NETWORKING (0.4%)
   250,000    RF Micro Devices, Inc.
               3 3/4%, 8/15/2005 .....................       199,063
                                                         -----------
              TOTAL CONVERTIBLE
                CORPORATE
               BONDS & NOTES
               (COST $29,793,800) ....................   $28,773,859
                                                         -----------

--------------------------------------------------------------------------------
                                                                               7

VALUE LINE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
SHARES                                                    VALUE
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED
  STOCKS (18.7%)

              AEROSPACE/DEFENSE (0.6%)
 5,000        Raytheon Co. 8 1/4%, Pfd. ..............   $263,450

              AUTO & TRUCK (1.7%)
 5,000        Ford Motor Company Capital
               Trust II, 6 1/2%, Pfd. ................    183,500
13,000        General Motors Corp. 4 1/2%,
               Series "A" Pfd. .......................    297,050
13,000        General Motors Corp. 5 1/4%,
               Series "B" Pfd. .......................    271,050
                                                         --------
                                                          751,600

              AUTO PARTS (0.2%)
 3,000        Tower Automotive Capital Trust,
               6 3/4%, Pfd. ..........................     76,125

              BANK (1.0%)
 6,000        Commerce Capital Trust II,
               5.95%, Pfd. ...........................    336,000
 2,500        New York Community Bancorp,
               Inc., 6%, Pfd. ........................    126,563
                                                         --------
                                                          462,563

              CABLE TV (0.1%)
 3,000        Equity Securities Trust I
               6 1/2%, Exchangeable Pfd.
               (exchangeable into
               Cablevision Systems Corp. -
               New York Group Class "A"
               common) ...............................     40,140

--------------------------------------------------------------------------------
SHARES                                                    VALUE
--------------------------------------------------------------------------------
              COMPUTER SOFTWARE &
                SERVICES (0.3%)
 2,000        Electronic Data Systems Corp.
               7 5/8%, Pfd. ..........................   $ 36,600
10,000        Morgan Stanley Dean Witter &
               Co. 8%, Exchangeable Pfd.
               (exchangeable into Oracle
               Corp. common) .........................    113,500
                                                         --------
                                                          150,100

              ELECTRIC UTILITY --
                EAST (0.9%)
 2,000        Dominion Resources, Inc.
               8 3/4%, Pfd ...........................     90,400
 5,000        FPL Group, Inc. 8 1/2%, Pfd. ...........    275,800
 2,500        TECO Energy, Inc.
               9 1/2%, Pfd. ..........................     48,375
                                                         --------
                                                          414,575

              ELECTRONICS (0.2%)
 2,500        Titan Capital Trust 5 3/4%, Pfd. .......    104,687

              ENTERTAINMENT (0.5%)
 3,500        Entercom Cummunications
               Capital Trust, 6 1/4%, Pfd. ...........    207,813

              FINANCIAL SERVICES --
                DIVERSIFIED (0.2%)
 2,000        Hartford Financial Services
               Group, Inc., 6%, Pfd. .................     88,500

              FOOD PROCESSING (0.2%)
 2,000        Suiza Capital Trust II,
               5 1/2%, Pfd. ..........................    106,500

              HOUSEHOLD
                PRODUCTS (0.6%)
 6,000        Newell Financial Trust I
               5 1/4%, Pfd. ..........................    278,250

--------------------------------------------------------------------------------
8

                                               VALUE LINE CONVERTIBLE FUND, INC.

                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
SHARES                                                    VALUE
--------------------------------------------------------------------------------
              INSURANCE -- LIFE (1.6%)
 4,200        Prudential Financial, Inc.
               6 3/4%, Pfd. ..........................   $215,922
 4,200        MetLife Capital Trust I,
               8%, Pfd. ..............................    302,200
 5,000        Reinsurance Group of America,
               Inc. 5 3/4%, Pfd. .....................    228,125
                                                         --------
                                                          746,247
              INSURANCE -- PROPERTY/
                CASUALTY (1.1%)
 4,000        ACE Ltd. 8 1/4%, Pfd. ..................    252,000
 4,000        St. Paul Companies, Inc.,
               9%, Pfd. ..............................    255,280
                                                         --------
                                                          507,280

              MACHINERY (0.6%)
 5,000        Cummins, Inc. Capital Trust I
               7%, Pfd. ..............................    195,625
 3,000        United Rentals Trust I
               6 1/2%, Pfd. ..........................     53,625
                                                         --------
                                                          249,250

              MEDICAL SERVICES (0.7%)
 4,000        Anthem, Inc. 6%, Pfd. ..................    318,360

              NATURAL GAS --
                DIVERSIFIED (0.6%)
 5,000        Newfield Financial Trust I,
               6 1/2%, Pfd. ..........................    273,900

              OILFIELD SERVICES/
                EQUIPMENT (0.5%)
 5,000        EVI, Inc. 5%, Pfd. .....................    249,375

--------------------------------------------------------------------------------
SHARES                                                    VALUE
--------------------------------------------------------------------------------
              PACKAGING &
                CONTAINER (0.8%)
 9,000        Owens-Illinois, Inc.
               $2.375 Pfd. ...........................   $208,800
 8,000        Sealed Air Corp. $2.00
               exchangeable Series "A" Pfd. ..........    164,800
                                                         --------
                                                          373,600

              PAPER & FOREST
                PRODUCTS (1.9%)
 6,000        Boise Cascade Corp.
               7 1/2%, Pfd. ..........................    244,920
 8,000        International Paper Capital Trust
               5.25%, Pfd. ...........................    366,000
 6,000        Temple-Inland, Inc., 7 1/2%, Pfd. ......    259,800
                                                         --------
                                                          870,720

              PETROLEUM --
                INTEGRATED (0.8%)
 5,000        Unocal Capital Trust,
               6 1/4%, Pfd. ..........................    239,375
 4,000        VEC Trust I 7 3/4%, Unit
               (consisting of 1 contract to
               purchase Valero Energy Corp.
               common and 1 trust preferred
               security) .............................    114,400
                                                         --------
                                                          353,775

              PHARMACY
                SERVICES (0.4%)
 2,000        Express Scripts 7%, Pfd. ...............    197,660

              RAILROAD (0.4%)
 4,000        Union Pacific Capital Trust
               6 1/4%, Pfd. ..........................    203,000

              R.E.I.T. (0.5%)
 6,700        General Growth Properties, Inc.
               7 1/4%, Pfd. ..........................    206,360

--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
SHARES                                                    VALUE
--------------------------------------------------------------------------------
              TELECOMMUNICATION
                SERVICES (0.8%)
 6,000        ALLTEL Corp., 7 3/4%, Pfd. .............   $  299,400
 5,000        MediaOne Group, Inc. 7%,
               Exchangeable Pfd.
               (exchangeable into Vodafone
               Group Plc common) .....................       83,000
                                                         ----------
                                                            382,400
              THRIFT (1.5%)
 2,000        Sovereign Capital Trust II
               7 1/2%, Pfd. ..........................      157,000
10,000        Washington Mutual Capital
               Trust I 5 3/8%, Pfd.* .................      523,750
                                                         ----------
                                                            680,750
                                                         ----------
              TOTAL CONVERTIBLE
                PREFERRED STOCKS
               (COST $9,665,151) .....................   $8,556,980
                                                         ----------

--------------------------------------------------------------------------------
SHARES                                                    VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (8.3%)

              AEROSPACE/
                DEFENSE (0.7%)
 3,000        Boeing Co. .............................   $   89,250
 3,000        General Dynamics Corp. .................      237,390
                                                         ----------
                                                            326,640

              AUTO PARTS (0.6%)
 2,000        Advance Auto Parts, Inc.+ ..............      107,100
 4,000        Lear Corp.+ ............................      146,200
                                                         ----------
                                                            253,300

              BANK (0.2%)
 2,000        North Fork
               Bancorporation, Inc. ..................       76,920

              BEVERAGE -- SOFT DRINK
                (0.2%)
 3,000        Pepsi Bottling Group,
               Inc. (The) ............................       80,850

              BUILDING
                MATERIALS (0.2%)
 2,000        American Woodmark Corp. ................      105,680

             COMPUTER SOFTWARE
               AND SERVICES (0.2%)
 3,000        Computer Sciences Corp.+ ...............       96,870

              DIVERSIFIED
               COMPANY (0.4%)
 3,000        ITT Industries, Inc. ...................      194,940

              DRUG (0.2%)
 2,000        Merck & Co., Inc. ......................      108,480

              ELECTRICAL UTILITY --
               EAST (0.1%)
 2,500        Pepco Holdings, Inc. ...................       51,750

              ENTERTAINMENT (0.1%)
 1,000        Clear Channel
               Communications, Inc.+ .................       37,050

--------------------------------------------------------------------------------
10

                                               VALUE LINE CONVERTIBLE FUND, INC.

                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
SHARES                                                      VALUE
--------------------------------------------------------------------------------
              FURNITURE/HOME
                FURNISHINGS (0.2%)
 2,000        Mohawk Industries, Inc.+ ...............   $   107,100

              GROCERY (0.1%)
 2,000        Safeway Inc.+ ..........................        46,200

              HOME APPLIANCE (0.3%)
 3,000        Black & Decker Corp. ...................       140,280

              HOMEBUILDING (0.5%)
 2,000        Beazer Homes USA, Inc.+ ................       131,460
 5,000        D.R.Horton, Inc. .......................        96,350
                                                         -----------
                                                             227,810

              HOTEL/GAMING (0.1%)
 3,000        Aztar Corp.+ ...........................        40,530

              MACHINERY (0.2%)
 2,000        Ingersoll-Rand Co. Ltd.
               Class "A" .............................        78,000

              MEDICAL SERVICES (0.2%)
 3,000        Oxford Health Plans, Inc.+ .............       106,680

              MEDICAL SUPPLIES (0.4%)
 2,500        Guidant Corp.+ .........................        73,925
 2,000        Henry Schein, Inc.+ ....................       100,340
                                                         -----------
                                                             174,265

              OILFIELD SERVICES/
                EQUIPMENT (0.3%)
 4,000        Weatherford
               International, Inc.+ ..................       160,160

              PACKAGING &
                CONTAINER (0.1%)
 3,000        Pactiv Corp.+ ..........................        59,520

              PETROLEUM --
                INTEGRATED (0.3%)
 3,000        Enbridge Energy Partners, L.P. .........       122,100

--------------------------------------------------------------------------------
SHARES                                                      VALUE
--------------------------------------------------------------------------------
              RAILROAD (0.5%)
 5,000        Canadian National Railway
               Company ...............................   $   213,350

              RECREATION (0.3%)
 2,000        Polaris Industries, Inc. ...............       125,980

              RESTAURANT (0.2%)
 4,000        CBRL Group, Inc. .......................        93,720

              RETAIL --
                SPECIAL LINES (0.7%)
 3,000        Abercrombie & Fitch Co.+ ...............        53,460
 3,000        AutoZone, Inc.+ ........................       257,310
                                                         -----------
                                                             310,770

              SECURITIES
                 BROKERAGE (0.3%)
 3,000        Lehman Brothers Holdings, Inc.                  159,810

              TELECOMMUNICATION
                SERVICES (0.2%)
 2,000        Century Tel, Inc. ......................        49,100
12,500        ITC DeltaCom, Inc.+ ....................        27,888
                                                         -----------
                                                              76,988

              THRIFT (0.2%)
 2,500        GreenPoint Financial Corp. .............       108,925

              TIRE & RUBBER (0.3%)
 4,000        Bandag, Inc. ...........................       152,960
                                                         -----------
              TOTAL COMMON STOCKS
               (COST $4,753,673) .....................     3,837,628
                                                         -----------
              TOTAL INVESTMENT
               SECURITIES (89.6%)
               (COST $44,212,624) ....................   $41,168,466
                                                         -----------

--------------------------------------------------------------------------------
                                                                              11

VALUE LINE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                    VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (10.2%)
  (INCLUDING ACCRUED INTEREST)

$ 2,400,000   Collateralized by $1,775,000
               U.S. Treasury Bonds 8 1/8%,
               due 8/15/19, with a value of
               $2,452,457 (with Morgan
               Stanley Dean Witter & Co.,
               1.77%, dated 10/31/02, due
               11/1/02, delivery value
               $2,400,118) ...........................     $  2,400,118
  2,300,000   Collateralized by $2,315,000
               U.S. Treasury Notes 4 1/4%,
               due 3/31/03, with a value of
               $2,357,528 (with State Street
               Bank & Trust Company,
               1.80%, dated 10/31/02, due
               11/1/02, delivery value
               $2,300,115) ...........................        2,300,115
                                                           ------------
                                                              4,700,233
                                                           ------------

CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES (0.2%)........................           98,757
                                                           ------------
NET ASSETS (100.0%)     -                                  $ 45,967,456
                                                           ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER OUTSTANDING SHARE
  ($45,967,456 - 4,712,871
  SHARES OUTSTANDING) ................................     $       9.75
                                                           ============

* PURSUANT TO RULE 144A UNDER THE SECURITIES ACT OF 1933, THIS SECURITY CAN ONLY BE SOLD TO QUALIFIED INSTITUTIONAL INVESTORS.

+   NON-INCOME PRODUCING SECURITY

--------------------------------------------------------------------------------
12

                                               VALUE LINE CONVERTIBLE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
AT OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:

Investment securities, at value
   (Cost - $44,212,624) ........................   $41,168,466
Repurchase agreements
   (Cost - $4,700,213) .........................     4,700,233
Cash ...........................................         7,318
Receivable for securities sold .................       165,304
Interest and dividends receivable ..............       241,763
Receivable for capital shares sold .............       434,087
                                                   ------------
  TOTAL ASSETS .................................    46,717,171
                                                   ------------
LIABILITIES:
Payable for securities purchased ...............       616,241
Payable for capital shares repurchased .........        67,854
Accrued expenses:
 Advisory fee ..................................        28,516
 Service and distribution plan
    fees payable ...............................         9,506
 Other .........................................        27,598
                                                   ------------
  TOTAL LIABILITIES ............................       749,715
                                                   ------------
NET ASSETS .....................................   $45,967,456
                                                   ============
NET ASSETS CONSIST OF:
Capital stock, at $1.00 par value
   (authorized 50,000,000, outstanding
   4,712,871 shares) ...........................   $ 4,712,871
Additional paid-in capital .....................    50,328,144
Accumulated net investment loss ................       (40,599)
Accumulated net realized loss
   on investments ..............................    (5,988,802)
Net unrealized depreciation
   of investments ..............................    (3,044,158)
                                                   ------------
NET ASSETS .....................................   $45,967,456
                                                   ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   OUTSTANDING SHARE
   ($45,967,456 - 4,712,871
   SHARES OUTSTANDING) .........................   $      9.75
                                                   ============

STATEMENT OF OPERATIONS FOR THE
SIX MONTHS ENDED OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest .......................................   $   582,961
Dividends (Net of foreign
   withholding tax of $103) ....................       381,512
                                                   -----------
  Total Income .................................       964,473
                                                   -----------
EXPENSES:
Advisory fee ...................................       184,779
Service and distribution plan fee ..............        61,593
Auditing and legal fees ........................        31,582
Custodian fees .................................        20,173
Transfer agent .................................        18,157
Registration and filing fees ...................        10,740
Directors' fees and expenses ...................         9,742
Printing .......................................         6,910
Insurance, dues and other ......................         3,355
Postage ........................................         2,873
Telephone ......................................         2,337
                                                   -----------
  Total Expenses before
       custody credits .........................       352,241
  Less: custody credits ........................        (1,092)
                                                   -----------
  Net Expenses .................................       351,149
                                                   -----------
NET INVESTMENT INCOME ..........................       613,324
                                                   -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
  Net Realized Loss ............................    (4,082,045)
  Change in Net Unrealized
       Depreciation ............................    (1,832,796)
                                                   -----------
NET REALIZED LOSS AND CHANGE
   IN NET UNREALIZED DEPRECIATION
   ON INVESTMENTS ..............................    (5,914,841)
                                                   -----------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS ..................................   $(5,301,517)
                                                   ===========

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                              13

VALUE LINE CONVERTIBLE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS FOR THE
SIX MONTHS ENDED OCTOBER 31, 2002 (UNAUDITED) AND FOR THE YEAR ENDED
APRIL 30, 2002
--------------------------------------------------------------------------------

                                                                             SIX MONTHS
                                                                                ENDED
                                                                          OCTOBER 31, 2002        YEAR ENDED
                                                                             (UNAUDITED)        APRIL 30, 2002
                                                                         ------------------   -----------------
OPERATIONS:
 Net investment income ...............................................     $     613,324       $    1,811,045
 Net realized loss on investments ....................................        (4,082,045)          (1,295,100)
 Change in net unrealized depreciation ...............................        (1,832,796)          (3,948,736)
                                                                           -------------       --------------
 Net decrease in net assets from operations ..........................        (5,301,517)          (3,432,791)
                                                                           -------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ...............................................          (781,905)          (2,090,104)
 Net realized gain from investment transactions ......................                --           (1,316,978)
                                                                           -------------       --------------
 Total distributions .................................................          (781,905)          (3,407,082)
                                                                           -------------       --------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ........................................        60,506,667          148,366,625
 Proceeds from reinvestment of distributions to shareholders .........           682,841            3,012,150
 Cost of shares repurchased ..........................................       (67,602,597)        (153,314,827)
                                                                           -------------       --------------
 Net decrease from capital share transactions ........................        (6,413,089)          (1,936,052)
                                                                           -------------       --------------
TOTAL DECREASE IN NET ASSETS .........................................       (12,496,511)          (8,775,925)
NET ASSETS:
 Beginning of period .................................................        58,463,967           67,239,892
                                                                           -------------       --------------
 End of period .......................................................     $  45,967,456       $   58,463,967
                                                                           =============       ==============
UNDISTRIBUTED NET INVESTMENT (LOSS) INCOME, AT END OF PERIOD .........     $     (40,599)      $      127,982
                                                                           =============       ==============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                               VALUE LINE CONVERTIBLE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                       OCTOBER 31, 2002
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Value Line Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities traded in over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund, are valued at fair value as the Board of Directors may determine in good faith. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term exceeds 60 days.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require reclassification.

(E) AMORTIZATION. As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies and began amortizing premiums on debt securities. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis. Prior to April 30, 2001, the Fund did not amortize

--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund.

The effect of this change for the period ended October 31, 2002 was to decrease net investment income by $34,702 increase net unrealized depreciation by $25,997 and decrease net realized loss by $60,699. The statement of changes in net assets and financial highlights for prior years have not been restated to reflect this change in accounting policy.

2. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock were as follows (IN THOUSANDS EXCEPT PER SHARE AMOUNTS):

                                   SIX MONTHS
                                      ENDED
                                OCTOBER 31, 2002        APRIL 30,
                                   (UNAUDITED)             2002
                               ------------------      -------------
Shares sold ................        5,914,307            13,096,888
Shares issued to
   shareholders in
   reinvestment of
   dividends ...............           68,875               270,210
                                    ---------            ----------
                                    5,983,182            13,367,098
Shares repurchased .........        6,601,263            13,517,566
                                    ---------            ----------
Net decrease ...............         (618,081)             (150,468)
                                    =========            ==========

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                   SIX MONTHS ENDED
                                   OCTOBER 31, 2002
                                     (UNAUDITED)
                                  -----------------
PURCHASES:

Investment Securities .........      $26,793,949
                                     ===========
SALES OR REDEMPTIONS:
Investment Securities .........      $27,753,733
                                     ===========

4. INCOME TAXES

At October 31, 2002, (unaudited) information on the tax components of capital is as follows:

Cost of investment for tax purposes .........   $44,088,740
                                                ===========
Gross tax unrealized appreciation ...........   $ 1,131,859
Gross tax unrealized depreciation ...........   $(4,052,133)
                                                -----------
Net tax unrealized depreciation on
   Investments ..............................   $(2,920,274)
                                                ===========
Capital loss carryforward expiring
   April 30, 2009 ...........................   $   205,636
Capital loss carryforward expiring
   April 30, 2010 ...........................     1,701,121
                                                -----------
 Total loss carryforward ....................   $ 1,906,757
                                                ===========

To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES, AND TRANSACTIONS WITH
   AFFILIATES

An advisory fee of $184,779 was paid or payable to Value Line, Inc. (the "Adviser"), for the six months ended October 31, 2002. This was computed at the annual rate of 3/4 of 1% of average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor") a wholly-owned subsidiary of the Adviser, in advertising,

--------------------------------------------------------------------------------
16

                                               VALUE LINE CONVERTIBLE FUND, INC.

                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------

marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended October 31, 2002, fees amounting to $61,593 were paid or payable to the Distributor under this plan.

For the six months ended October 31, 2002, the Fund's expenses were reduced by $1,092 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund. The Adviser and/or affiliated companies owned 47,731 shares of the Fund's capital stock, representing 1.0% of the outstanding shares at October 31, 2002.

--------------------------------------------------------------------------------
                                                                              17

VALUE LINE CONVERTIBLE FUND, INC.
Financial Highlights
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                             SIX MONTHS
                                                ENDED                     YEARS ENDED APRIL 30,
                                          OCTOBER 31, 2002   ====================================================
                                             (UNAUDITED)        2002(3)             2001              2000
                                     ======================= =============== ================== ================
NET ASSET VALUE, BEGINNING OF
 PERIOD ............................       $     10.97       $     12.27        $     16.55        $   12.77
                                           -----------       -----------        -----------        ---------
 INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ............               .14               .33                .51              .43
  Net gains or losses on
    securities (both realized
    and unrealized) ................             (1.20)             (.97)             (2.44)            3.75
                                           ------------      -----------        -----------        ---------
  Total from investment
    operations .....................             (1.06)             (.64)             (1.93)            4.18
                                           ------------      -----------        -----------        ---------
 LESS DISTRIBUTIONS:
  Dividends from net
    investment income ..............              (.16)             (.41)              (.51)            (.40)
  Distributions from net
    realized gains .................                --              (.25)             (1.84)              --
                                           ------------      -----------        -----------        ---------
  Total distributions ..............              (.16)             (.66)             (2.35)            (.40)
                                           ------------      -----------        -----------        ---------
NET ASSET VALUE, END OF PERIOD .....       $      9.75       $     10.97        $     12.27        $   16.55
                                           ============      ===========        ===========        =========
TOTAL RETURN .......................             -9.68%+           -5.24%            -11.38%           33.21%
                                           ============      ===========        ===========        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ....................       $    45,967       $    58,464        $    67,240        $ 103,759
Ratio of expenses to average
 net assets ........................              1.40%(2)*         1.31%(2)           1.22%(2)         1.00%(2)
Ratio of net investment income
 to average net assets .............              2.57%*            3.41%              3.37%            3.03%
Portfolio turnover rate ............                62%+              62%                50%             127%


[WIDE TABLE CONTINUED FROM ABOVE]

                                                  YEARS ENDED APRIL 30,
                                           =====================================
                                                  1999               1998
                                           ================== ==================
NET ASSET VALUE, BEGINNING OF
 PERIOD ............................          $     14.80        $     13.07
                                              -----------        -----------
 INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ............                  .57                .65
  Net gains or losses on
    securities (both realized
    and unrealized) ................                (1.33)              2.50
                                              -----------        -----------
  Total from investment
    operations .....................                 (.76)              3.15
                                              -----------        -----------
 LESS DISTRIBUTIONS:
  Dividends from net
    investment income ..............                 (.60)              (.67)
  Distributions from net
    realized gains .................                 (.67)              (.75)
                                              -----------        -----------
  Total distributions ..............                (1.27)             (1.42)
                                              -----------        -----------
NET ASSET VALUE, END OF PERIOD .....          $     12.77        $     14.80
                                              ===========        ===========
TOTAL RETURN .......................                -4.64%             25.04%
                                              ===========        ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ....................          $    69,277        $    97,679
Ratio of expenses to average
 net assets ........................                 1.00%(1)            .98%(1)
Ratio of net investment income
 to average net assets .............                 3.98%              4.63%
Portfolio turnover rate ............                  123%               111%

 +  NOT ANNUALIZED

 *  ANNUALIZED

(1) BEFORE OFFSET OF CUSTODY CREDITS.

(2) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES NET OF CUSTODY CREDITS WOULD HAVE BEEN UNCHANGED FOR THE SIX MONTHS ENDED OCTOBER 31, 2002 AND FOR THE YEAR ENDED APRIL 30, 2002 1.21% AND FOR THE YEAR ENDED APRIL 30, 2001 AND .99% FOR THE YEAR ENDED APRIL 30, 2000.

(3) AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED APRIL 30, 2002 ON NET INVESTMENT AND NET REALIZED AND UNREALIZED GAINS AND LOSSES WAS ($.04) PER SHARE. THE EFFECT OF THIS CHANGE WAS TO DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.41% TO 3.04%. PER SHARE AND RATIOS FOR THE PERIODS PRIOR TO MAY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN ACCOUNTING POLICY.

SEE NOTES TO FINANCIAL STATEMENTS.
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                                               VALUE LINE CONVERTIBLE FUND, INC.

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VALUE LINE CONVERTIBLE FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
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1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223- 0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

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